PRINCIPAL ACCOUNTANT FEES AND SERVICES	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
PRINCIPAL ACCOUNTANT FEES AND SERVICES	NOTE 14: PRINCIPAL ACCOUNTANT FEES AND SERVICES
Ernst & Young S.A. acted as the principal independent registered public accounting firm for ArcelorMittal for the fiscal years ended
December 31, 2024 and for the fiscal year ended December 31, 2023. Set forth below is a breakdown of fees for services rendered by the auditor in 2024 and 2023.
Audit Fees. Audit fees for the audits of financial statements in 2024 and 2023 were 26.0 and 24.2, respectively, and for regulatory filings
0.1 and 0.1 in 2024 and 2023, respectively.
Audit-Related Fees. Audit-related fees in 2024 and 2023 were 0.7 and 2.5, respectively. Audit-related fees include fees for agreed upon procedures for various transactions or reports.
Tax Fees. Fees relating to tax planning, advice and compliance in 2024 and 2023 were 0.6 and 1.2, respectively.
All Other Fees. Fees in 2024 and 2023 for all other services were 0.1 and 0.1, respectively. All other fees relate to services not included in the first three categories.